United States
Securities and Exchange Commission
Washington, DC   20549

FORM 13F

Form 13F Cover Page

Report fo the Calendar Year of the Quarter ended September 30, 1999

Institutional Investment Manager filing this report:

Name:           Ayrshire Associates, Inc.
Address:        1200 Eighteenth Street, NW
                Suite 300
                Washington, DC  20036

13F File Number:  028-07230


The institutional investment manager filing this form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct, and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing this report on behalf of Reporting Manager:

Name:         James K. Ferguson
Title:        President
Phone:        202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson         Washington, DC          November 3, 1999


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      519    11921 SH       SOLE                    11921
AT&T Liberty Media Group Class COM              001957208      837    22426 SH       SOLE                    22426
AT&T Liberty Media Group Class COM              001957307      299     7530 SH       SOLE                     7530
Abbott Laboratories            COM              002824100     2205    60099 SH       SOLE                    60099
American Home Products         COM              026609107      658    15844 SH       SOLE                    15844
Ameritech                      COM              030954101      223     3346 SH       SOLE                     3346
BB&T Corp.                     COM              054937107      394    12170 SH       SOLE                    12170
BP Amoco ADR                   COM              055622104      274     2469 SH       SOLE                     2469
Bank of America                COM              060505104     4565    81975 SH       SOLE                    81975
Bell Atlantic                  COM              077853109      700    10405 SH       SOLE                    10405
BellSouth                      COM              079860102      852    18934 SH       SOLE                    18934
Best Foods                     COM              08658U101      222     4564 SH       SOLE                     4564
Bristol-Myers Squibb           COM              110122108      503     7453 SH       SOLE                     7453
Cardinal Health                COM              14149Y108     2767    50762 SH       SOLE                    50762
Carnival                       COM              143658102     4781   109910 SH       SOLE                   109910
Cincinnati Financial           COM              172062101      574    15283 SH       SOLE                    15283
Cintas                         COM              172908105     2149    37175 SH       SOLE                    37175
Cisco Systems                  COM              17275R102    44996   656276 SH       SOLE                   656276
Comcast Class A Special        COM              200300200     3654    91645 SH       SOLE                    91645
Comerica                       COM              200340107      228     4500 SH       SOLE                     4500
EMC                            COM              268648102    16846   236025 SH       SOLE                   236025
Ecolab                         COM              278865100     2243    65720 SH       SOLE                    65720
Elan                           COM              284131208     6292   187478 SH       SOLE                   187478
Emerson Electric               COM              291011104      212     3360 SH       SOLE                     3360
Excite @ Home Corp             COM              045919107      543    13114 SH       SOLE                    13114
Exxon                          COM              302290101     2925    38484 SH       SOLE                    38484
Fannie Mae                     COM              313586109     1993    31791 SH       SOLE                    31791
Fox Entertainment Group        COM              35138T107      339    16075 SH       SOLE                    16075
GTE                            COM              362320103      248     3227 SH       SOLE                     3227
General Electric               COM              369604103     8344    70373 SH       SOLE                    70373
Hewlett-Packard                COM              428236103      288     3175 SH       SOLE                     3175
Home Depot                     COM              437076102     5323    77560 SH       SOLE                    77560
IBM                            COM              459200101     4696    38808 SH       SOLE                    38808
Intel                          COM              458140100     2533    34085 SH       SOLE                    34085
JDS Uniphase Corp.             COM              46612J101     8482    74530 SH       SOLE                    74530
Johnson & Johnson              COM              478160104     1177    12810 SH       SOLE                    12810
Linear Technology              COM              535678106     5116    87035 SH       SOLE                    87035
Lucent Technologies            COM              549463107    10680   164627 SH       SOLE                   164627
MBNA                           COM              55262L100     3982   174571 SH       SOLE                   174571
Maxim Integrated Products      COM              57772K101     2240    35500 SH       SOLE                    35500
McCormick & Co Vtg             COM              579780107      627    19360 SH       SOLE                    19360
McDonald's                     COM              580135101      675    15606 SH       SOLE                    15606
Medtronic                      COM              585055106     4198   118040 SH       SOLE                   118040
Merck                          COM              589331107     1830    28240 SH       SOLE                    28240
Microsoft                      COM              594918104    29648   327377 SH       SOLE                   327377
Mobil                          COM              607059102      564     5600 SH       SOLE                     5600
Omnicom Group                  COM              681919106     8650   109240 SH       SOLE                   109240
Oracle                         COM              68389X105     3236    71116 SH       SOLE                    71116
PepsiCo                        COM              713448108      862    28275 SH       SOLE                    28275
Pfizer                         COM              717081103     4891   136329 SH       SOLE                   136329
Procter & Gamble               COM              742718109     1325    14138 SH       SOLE                    14138
QUALCOMM                       COM              747525103     8926    47180 SH       SOLE                    47180
SBC Communications             COM              78387G103      553    10835 SH       SOLE                    10835
Schering-Plough                COM              806605101     4827   110658 SH       SOLE                   110658
Sideware Systems Inc.          COM              825907108       32    16300 SH       SOLE                    16300
SouthTrust                     COM              844730101      468    13037 SH       SOLE                    13037
Sun Microsystems               COM              866810104      198     2125 SH       SOLE                     2125
Sysco                          COM              871829107      768    21900 SH       SOLE                    21900
Thistle Group Holdings Co      COM              88431E103      111    15557 SH       SOLE                    15557
VERITAS Software               COM              923436109     6145    80925 SH       SOLE                    80925
Wal-Mart Stores                COM              931142103      409     8600 SH       SOLE                     8600
Walgreen                       COM              931422109     7038   277376 SH       SOLE                   277376
Wells Fargo                    COM              949746101     3873    97730 SH       SOLE                    97730
Xilinx                         COM              983919101     6201    94620 SH       SOLE                    94620
American Century 20th Ultra Fu                  025083882      277 7751.432 SH       SOLE                 7751.432
ML Global Allocation Cl B                       589939206      178 12364.976SH       SOLE                12364.976
Select Ten 99A Dow Defined Ass                  294711270       26 24087.709SH       SOLE                24087.709
Vanguard Index Trust 500                        922908108      326 2747.945 SH       SOLE                 2747.945